Commitments and Contingencies - Additional Information (Detail) $ in Billions	12 Months Ended
Dec. 31, 2015 USD ($) LegalMatter
Loss Contingencies [Line Items]
Approximate number of federal district court actions alleged for patent infringement | LegalMatter	60
Guarantee obligations, year term (in years)	30 years
Letters of credit	$ 0.1
Purchase commitments	21.9
2016	8.4
2017-2018	9.2
2019-2020	2.3
Thereafter	2.0
Purchases against commitments	$ 10.2